Finance income and costs	12 Months Ended
Dec. 31, 2019
Finance income and costs
Finance income and costs

8 Finance income and costs

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Finance costs
Interest expense on bank borrowings	(1,766)	(4,584)	(6,055)
Interest expense on other borrowings	—	—	(1,327)
Interest expense on convertible note	(4,815)	(4,660)	(4,144)
Interest expense on lease liabilities	—	—	(12,767)
	(6,581)	(9,244)	(24,293)
Finance income
Interest income on short-term bank deposits	868	322	388
Finance costs – net	(5,713)	(8,922)	(23,905)